9800 Fredericksburg Road
San Antonio, Texas 78288
August 5, 2016
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
RE:	USAA Mutual Funds Trust 1933 Act File No. 33-65572 1940 Act File No. 811-7852
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 127 to the registrant’s Registration Statement filed on July 28, 2016, and the text of the Post-Effective Amendment No. 127 to the registrant’s Registration Statement has been filed electronically.
Sincerely,
By: /s/ Daniel Mavico
Daniel Mavico
Assistant Secretary
USAA Mutual Funds Trust